Annual Total Returns (Bar Chart) - Mid Cap Index Trust (Mid Cap Index Trust, Series I, Mid Cap Index Trust)	12 Months Ended
May 01, 2011
Mid Cap Index Trust | Series I, Mid Cap Index Trust
Bar Chart Table:
2001	(1.73%)
2002	(15.16%)
2003	34.57%
2004	15.83%
2005	12.02%
2006	9.72%
2007	7.57%
2008	(36.45%)
2009	36.76%
2010	25.98%